UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-07670

          BlackRock New Jersey Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—101.9%
			Multi-State—7.4%
A3	$ 1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	No Opt. Call	$ 1,057,830

			New Jersey—89.7%
AAA	1,000		Delaware River Port. Auth. of PA & NJ RB, 5.75%, 1/01/26, FSA	01/10 @ 100	1,057,860
			Econ. Dev. Auth. RB,
BBB	1,000		Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	1,051,620
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	956,737
NR	60		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	61,333
NR	110		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	112,444
BBB	500		Sld. Wst., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	517,110
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	958,392
BBB-	1,000		Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,053,690
			Hlth. Care Fac. Fin. Auth. RB,
A-	1,000		Hackensack Univ. Med. Ctr., 6.00%, 1/01/25	01/10 @ 101	1,056,460
AAA	1,000		St. Joseph’s Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE	08/06 @ 102	1,021,510
			Middlesex Cnty. Impvt. Auth. RB,
NR	750		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	762,795
Baa1	1,000		Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,001,420
AAA	1,000		Passaic Valley Sewage Comm., Swr. Sys. GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,067,240
BBB	1,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	1,059,600
			Tpke. Auth. RB,
AAA	840	[4]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	964,496
AAA	160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	183,281

					12,885,988

			Puerto Rico—4.8%
AAA	80		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	89,376
BBB-	600		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	600,426

					689,802

			Total Long-Term Investments (cost $13,860,637)		14,633,620

			SHORT-TERM INVESTMENTS—44.6%
			New Jersey—25.0%
			Edl. Facs. Auth. RB, Princeton Univ. Proj.,
A-1+	275		Ser. B, 3.62%, 8/01/06, FRWD	N/A	275,000
A-1+	665	[5]	Ser. F, 3.30%, 8/01/06, FRDD	N/A	665,000
VMIG1	200	[5]	Essex Cnty. Impvt. Auth. RB, Aces Pooled Gov’t. Loan Prog., 3.62%, 8/02/06, FRWD	N/A	200,000
A-1+	500	[5]	Gloucester Cnty. Ind. PCRB Auth., ExxonMobil Proj., 3.47%, 8/01/06, FRDD	N/A	500,000
A-1+	700	[5]	Mercer Cnty. Impvt. Auth. RB, Atlantic Fndtn. & Johnson, 3.59%, 8/03/06, MBIA, FRWD	N/A	700,000
A-1+	555	[5]	Sports & Expo. Auth. RB, Ser. B-2, 3.60%, 8/02/06, MBIA, FRWD	N/A	555,000
A-1+	700	[5]	Union Cnty. Indl. PCRB Auth., ExxonMobil Proj., 3.30%, 8/01/06, FRDD	N/A	700,000

					3,595,000

			Puerto Rico—9.8%
A-1+	700	[5]	Gov’t. Dev. Bank RB, 3.53%, 8/02/06, MBIA, FRWD	N/A	700,000
A-1+	700	[5]	Hwy. & Transp. Auth. RB, Ser. A, 3.57%, 8/02/06, AMBAC, FRWD	N/A	700,000

					1,400,000

	Shares
	(000)

			Money Market Funds—9.8%
NR	700		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	700,000
NR	700		SSgA Tax Free Money Mkt. Fund	N/A	700,000

					1,400,000

			Total Short-Term Investments (cost $6,395,000)		6,395,000

			Total Investments—146.5% (cost $20,255,6376)		$21,028,620
			Other assets in excess of liabilities—5.8%		838,357
			Preferred shares at redemption value, including dividends payable—(52.3)%		(7,506,164)

			Net Assets—100%		$14,360,813

1

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 7.4% of its net assets, with a current market value of $1,057,830, in securities restricted as to resale.
[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of July 31, 2006.
[6]	Cost for Federal income tax purposes is $20,243,706. The net unrealized appreciation on a tax basis is $784,914, consisting of $790,002 gross unrealized appreciation and $5,088 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE			GO	—	General Obligation
LEE	—	College Construction Loan Insurance Assoc.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006